Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - IBOR reform (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	€ 972,682	€ 916,199	€ 942,218
Deposits	918,344	€ 849,310	€ 824,365
IAS 39
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	45,728
Debt securities acquired	4,393
Deposits	10,307
Debt securities issued	8,692
Derivative assets	11,907
Derivative liabilities	17,793
Loan commitments	24,533
IAS 39 | EONIA
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	15
Debt securities acquired	68
Deposits	949
Debt securities issued	284
Derivative assets	101
Derivative liabilities	242
Loan commitments	0
IAS 39 | LIBOR
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	45,713
Debt securities acquired	4,325
Deposits	9,358
Debt securities issued	8,408
Derivative assets	11,806
Derivative liabilities	17,551
Loan commitments	24,533
IAS 39 | USD LIBOR
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	39,806
Debt securities acquired	2,749
Deposits	8,634
Debt securities issued	6,667
Derivative assets	8,387
Derivative liabilities	11,163
Loan commitments	24,034
IAS 39 | GBP LIBOR
Disclosure of detailed information about hedges [line items]
Loans and advances to customers	2,957
Debt securities acquired	1,570
Deposits	253
Debt securities issued	1,700
Derivative assets	3,386
Derivative liabilities	4,899
Loan commitments	€ 418